Combined earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Basic earnings per share (in euros per share)	€ 3.00	€ 2.33	€ 2.13
Diluted earnings per share (in euros per share)	2.99	2.32	2.12
Underlying earnings per share (in euros per share)	€ 2.57	€ 2.62	€ 2.48
Average number of shares - used for basic earnings per share (in shares)	2,548.2	2,599.9	2,620.3
Treasury shares held by employee share trusts and companies (in shares)	(81.0)	(29.3)	(8.9)
Dilutive effect of share-based compensation plans (in shares)	11.6	9.7	9.5
Diluted average number of shares - used for diluted and underlying earnings per share (in shares)	2,559.8	2,609.6	2,629.8
Net profit	€ 8,269	€ 6,621	€ 6,073
Non-controlling interests	(627)	(572)	(492)
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share	7,642	6,049	5,581
Post-tax impact of non-underlying items	(1,074)	790	951
Underlying profit attributable to shareholders’ equity – used for underlying earnings per share	€ 6,568	€ 6,839	€ 6,532
Unilever PLC
Earnings per share [line items]
Average number of shares - used for basic earnings per share (in shares)	2,629.2	2,629.2	1,351.1
Unilever N.V.
Earnings per share [line items]
Average number of shares - used for basic earnings per share (in shares)	0.0	0.0	1,278.1